Property, Plant and Equipment - Disclosure of Gold Price, Silver Price and Exchange Rates Assumptions (Details)	Jun. 30, 2019 R / $	Jun. 30, 2019 R / kg	Jun. 30, 2019 $ / oz	Jun. 30, 2019 K / $	Jun. 30, 2018 R / $	Jun. 30, 2018 R / kg	Jun. 30, 2018 $ / oz	Jun. 30, 2018 K / $	Jun. 30, 2017 R / $	Jun. 30, 2017 R / kg	Jun. 30, 2017 $ / oz	Jun. 30, 2017 K / $
Disclosure Of Commodity Prices And Exchange Rate Assumptions [Line Items]
Exchange rate (R/USD and PGK/USD) | K / $				3.34				3.17				3.16
Year 1
Disclosure Of Commodity Prices And Exchange Rate Assumptions [Line Items]
Gold price (in USD per oz and R/kg)		615,000	1,325			535,000	1,250			525,000	1,200
Exchange rate (R/USD and PGK/USD)	14.43				13.30				13.61
Year 2
Disclosure Of Commodity Prices And Exchange Rate Assumptions [Line Items]
Gold price (in USD per oz and R/kg)		600,000	1,310			535,000	1,250			525,000	1,200
Exchange rate (R/USD and PGK/USD)	14.25				13.30				13.61
Year 1 and year 2
Disclosure Of Commodity Prices And Exchange Rate Assumptions [Line Items]
Silver price (in USD per oz) | $ / oz			15.75				17.00				17.00
Long term (year 3 onwards)
Disclosure Of Commodity Prices And Exchange Rate Assumptions [Line Items]
Gold price (in USD per oz and R/kg)		585,000	1,290			535,000	1,250			525,000	1,200
Silver price (in USD per oz) | $ / oz			17.00				17.00				17.00
Exchange rate (R/USD and PGK/USD)	14.11				13.30				13.61